UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-24024

Investment Company Act file number

SEG Partners Long/Short Equity Fund

(Exact name of registrant as specified in charter)

380 Lafayette Street New York, New York 10003

(Address of principal executive offices) (Zip code)

Jennifer Vinsonhaler

380 Lafayette Street New York, New York 10003

(Name and address of agent for service)

212-475-8335

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)

SEG Partners Long/Short Equity Fund

Annual Report

Period from April 1, 2025 (Commencement of Operations) through

October 31, 2025

SEG Partners Long/Short Equity Fund

See accompanying notes to financial statements.

i

SEG Partners Long/Short Equity Fund

Shareholder Letter

October 31, 2025 (Unaudited)

Since the launch of ChatGPT three years ago, AI-associated companies have accounted for 75% of the S&P 500’s returns. The values of perceived winners are soaring; the combined market capitalization of the Magnificent Seven has risen from roughly $5 trillion in late 2019 to more than $20 trillion today, taking those companies’ share of the S&P 500 from 17% to 35%. The very real prospect of a long-term AI-driven economic transformation has given rise to a powerful market dynamic with an energy and a character all its own. In recent months during which smaller cap companies have outperformed, the winners have largely been high-momentum, low-quality stocks, borne up by the broader risk-on environment.

We believe that the high-quality, long-term compounders in our long portfolio have rarely looked this affordable relative to the market and feel confident that market sentiment will eventually shift. Importantly, we believe that our companies’ robust earnings growth will continue, thanks largely to their durable competitive positions serving a diversified swath of the US economy.

There is scope for growth in the US economy to broaden out beyond consumption and AI investment. Tariff-driven price increases are feeding into inflation figures and will probably continue to do so for the rest of the year, though the overall inflation picture continues to look relatively benign. Wage growth continues to decelerate, meanwhile, which means that there is limited scope for any reacceleration in overall inflation. This, combined with slower hiring, has allowed the Federal Reserve to resume a course of interest-rate cuts. Lower rates should reduce the headwinds buffeting the housing and industrial industries.

In a deglobalizing and aging world shrouded in geopolitical uncertainty, there will inevitably be difficulties for businesses to navigate over the years ahead. Yet, the US economy has shown that it can take many obstacles in its stride, and we expect it to continue to do so.

SEG Partners Long/Short Equity Fund

Shareholder Letter (continued)

October 31, 2025 (Unaudited)

	Inception Date	Since Inception	Value of $10,000 investment at the time of inception as of October 31, 2025
SEG Partners Long/Short Equity Fund (Class I)	4/1/2025	3.32%	10,332
SEG Partners Long/Short Equity Fund (Class A)	7/1/2025	0.59%	10,059
Russell Midcap	4/1/2025	13.37%	11,337
S&P 500 TR	4/1/2025	22.76%	12,276

Past performance is not an indication of future results. The above graph and total returns table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

SEG Partners Long/Short Equity Fund

Allocation of Portfolio Holdings (1)

October 31, 2025 (Unaudited)

(1) Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2025, and are based on the total market value of all investments, including derivatives unless otherwise noted.

SEG Partners Long/Short Equity Fund

Schedule of Investments

October 31, 2025

COMMON STOCKS - 80.0%	Shares	Value
Building Products - 1.3%
Fortune Brands Innovations, Inc.	40,635	$2,064,258
Commercial Services & Supplies - 1.2%
Rollins, Inc.	33,581	1,934,601
Construction & Engineering - 1.1%
Quanta Services, Inc.	3,765	1,690,975
Construction Materials - 4.4%
Martin Marietta Materials, Inc.	11,235	6,888,179
Containers & Packaging - 3.2%
Packaging Corp. of America	25,949	5,079,776
Electronic Equipment, Instruments & Components - 11.6%
Amphenol Corp. - Class A	24,217	3,374,397
CDW Corp.	37,783	6,021,477
Teledyne Technologies, Inc. (a)	4,336	2,284,291
Trimble, Inc. (a)	82,652	6,591,497
		18,271,662
Entertainment - 4.9%
Live Nation Entertainment, Inc. (a)	51,505	7,701,543
Financial Services - 2.2%
Corpay, Inc. (a)	13,255	3,450,939
Health Care Equipment & Supplies - 4.2%
IDEXX Laboratories, Inc. (a)	1,235	777,445
STERIS PLC (Ireland)	24,866	5,860,916
		6,638,361
Health Care Providers & Services - 3.9%
Labcorp Holdings, Inc.	24,320	6,176,307
Hotels, Restaurants & Leisure - 4.9%
Viking Holdings Ltd. (a) (Bermuda)	125,579	7,641,482
Household Durables - 7.8%
Garmin Ltd. (Switzerland)	10,467	2,239,310
Mohawk Industries, Inc. (a)	5,617	638,316
Somnigroup International, Inc.	117,180	9,297,061
		12,174,687
Insurance - 4.4%
Brown & Brown, Inc.	78,459	6,256,321
Cincinnati Financial Corp.	4,075	629,954
		6,886,275
Life Sciences Tools & Services - 1.7%
Bio-Techne Corp.	42,425	2,654,532

Machinery - 7.5%
Middleby Corp. (a)	39,095	4,856,772
Westinghouse Air Brake Technologies Corp.	33,540	6,856,918
		11,713,690
Metals & Mining - 0.8%
Newmont Corp.	15,295	1,238,436
Real Estate Management & Development - 3.6%
Jones Lang LaSalle, Inc. (a)	18,781	5,729,895
Software - 2.1%
PTC, Inc. (a)	16,823	3,340,038

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)

October 31, 2025

COMMON STOCKS - 80.0% (continued)	Shares	Value
Specialty Retail - 9.2%
Signet Jewelers Ltd. (Bermuda)	53,295	$5,268,211
Tractor Supply Co.	147,277	7,969,159
Williams-Sonoma, Inc.	6,263	1,217,151
		14,454,521
TOTAL COMMON STOCKS (Cost $115,652,884)		125,730,157

PURCHASED OPTIONS - 1.6% (a)	Notional Amount	Contracts	Value
Call Options - 1.5%
CSX Corp., Expiration: 06/17/2027; Exercise Price: $32.50 (b)(c)	$1,451,606	403	$265,980
FMC Corp., Expiration: 01/15/2027; Exercise Price: $50.00 (b)(c)	303,400	200	7,500
Merck KGaA, Expiration: 12/17/2027; Exercise Price: $100.00	1,558,235	119	343,116
Newmont Corp., Expiration: 01/15/2027; Exercise Price: $65.00 (b)(c)	1,554,624	192	462,240
On Holding AG, Expiration: 01/15/2027; Exercise Price: $45.00 (b)(c)	925,035	249	146,288
Owens Corning, Expiration: 05/15/2026; Exercise Price: $120.00 (b)(c)	458,316	36	67,680
Polaris, Inc., Expiration: 01/15/2027; Exercise Price: $40.00 (b)(c)	1,308,780	198	572,220
Teradyne, Inc., Expiration: 12/17/2027; Exercise Price: $110.00 (b)(c)	163,584	9	85,950
VF Corp., Expiration: 01/15/2027; Exercise Price: $17.50 (b)(c)	2,034,396	1,449	381,811
Total Call Options			2,332,785

Put Options - 0.1% (b)(c)
Eli Lilly & Co., Expiration: 12/18/2026; Exercise Price: $510.00	1,553,148	18	20,970
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $590.00	8,806,980	140	36,330
iShares Russell 2000 ETF, Expiration: 12/19/2025; Exercise Price: $220.00	11,277,334	458	74,196
Strategy, Inc., Expiration: 09/18/2026; Exercise Price: $240.00	646,824	24	111,600
Total Put Options			243,096
TOTAL PURCHASED OPTIONS (Cost $2,135,883)			2,575,881

TOTAL INVESTMENT ASSETS - 81.6% (Cost $117,788,767)			128,306,038

CASH EQUIVALENTS

MONEY MARKET FUNDS - 0.8%	Shares	Value
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 3.88% (d)	1,200,000	1,200,000
TOTAL MONEY MARKET FUNDS (Cost $1,200,000)		1,200,000

TOTAL ASSETS AT FAIR VALUE - 82.4% (Cost $118,988,767)		129,506,038
Other Assets in Excess of Liabilities - 17.6%		27,668,640
TOTAL NET ASSETS - 100.0%		$157,174,678

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a) Non-income producing security.

(b) Exchange-traded.

(c) 100 shares per contract.

(d) The rate shown represents the 7-day annualized yield as of October 31, 2025.

All securities are United States companies, unless noted otherwise in parentheses.

See accompanying notes to financial statements.

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)

Securities Sold Short

October 31, 2025

COMMON STOCKS - (56.7)%	Shares	Value
Aerospace & Defense - (0.5)%
Boeing Co.	(3,770)	$(757,845)
Air Freight & Logistics - (0.9)%
United Parcel Service, Inc. - Class B	(15,145)	(1,460,281)
Automobiles - (1.1)%
Tesla, Inc.	(3,878)	(1,770,540)
Beverages - (1.9)%
Anheuser-Busch InBev SA/NV - ADR (Belgium)	(14,341)	(873,367)
Coca-Cola Co.	(8,046)	(554,369)
Monster Beverage Corp.	(15,868)	(1,060,459)
PepsiCo, Inc.	(3,648)	(532,936)
		(3,021,131)
Building Products - (3.0)%
A O Smith Corp.	(16,477)	(1,087,317)
Carlisle Cos., Inc.	(3,522)	(1,144,826)
Lennox International, Inc.	(2,214)	(1,118,070)
Masco Corp.	(13,156)	(851,982)
Trex Co., Inc.	(9,352)	(451,889)
		(4,654,084)
Capital Markets - (2.9)%
Ares Management Corp. - Class A	(6,863)	(1,020,596)
Blackstone, Inc.	(11,334)	(1,662,018)
FactSet Research Systems, Inc.	(2,996)	(799,333)
T Rowe Price Group, Inc.	(11,142)	(1,142,389)
		(4,624,336)
Chemicals - (0.9)%
International Flavors & Fragrances, Inc.	(13,872)	(873,520)
LyondellBasell Industries NV - Class A (Netherlands)	(12,927)	(600,071)
Solstice Advanced Materials, Inc.	(1)	(34)
		(1,473,625)
Commercial Services & Supplies - (0.7)%
Copart, Inc.	(24,540)	(1,055,465)
Communications Equipment - (0.1)%
F5, Inc.	(498)	(126,019)
Construction & Engineering - (0.2)%
Comfort Systems USA, Inc.	(329)	(317,676)
Consumer Staples Distribution & Retail - (0.5)%
Alimentation Couche-Tard, Inc. (Canada)	(15,932)	(810,501)
Distributors - (1.2)%
Pool Corp.	(7,060)	(1,885,444)
Diversified Consumer Services - (0.6)%
Duolingo, Inc.	(3,553)	(961,584)
Stubhub Holdings, Inc. - Class A	(2,131)	(40,809)
		(1,002,393)
Electrical Equipment - (0.4)%
Generac Holdings, Inc.	(3,222)	(541,360)
Entertainment - (0.5)%
ROBLOX Corp. - Class A	(2,788)	(317,051)
TKO Group Holdings, Inc.	(2,846)	(536,187)
		(853,238)

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)

Securities Sold Short

October 31, 2025

COMMON STOCKS - (56.7)% (continued)	Shares	Value
Financial Services - (0.2)%
Jack Henry & Associates, Inc.	(1,587)	$(236,368)
Food Products - (0.3)%
Mondelez International, Inc. - Class A	(6,910)	(397,049)
Ground Transportation - (0.4)%
Ryder System, Inc.	(3,593)	(608,043)
Health Care Equipment & Supplies - (0.4)%
Becton Dickinson & Co.	(3,442)	(615,120)
Health Care Providers & Services - (1.5)%
DaVita, Inc.	(10,056)	(1,196,865)
UnitedHealth Group, Inc.	(3,498)	(1,194,777)
		(2,391,642)
Hotels, Restaurants & Leisure - (6.5)%
Airbnb, Inc. - Class A	(13,266)	(1,678,680)
Brinker International, Inc.	(1,792)	(194,719)
Carnival Corp. (Panama)	(12,991)	(374,530)
Dutch Bros, Inc. - Class A	(8,416)	(467,425)
Marriott International, Inc. - Class A	(3,824)	(996,458)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	(20,685)	(463,758)
Planet Fitness, Inc. - Class A	(8,069)	(731,777)
Restaurant Brands International, Inc. (Canada)	(16,323)	(1,072,258)
Royal Caribbean Cruises Ltd. (Liberia)	(1,943)	(557,311)
Starbucks Corp.	(28,368)	(2,294,120)
Wingstop, Inc.	(715)	(154,890)
Yum China Holdings, Inc.	(30,022)	(1,298,752)
		(10,284,678)
Industrial Conglomerates - (0.7)%
3M Co.	(1,824)	(303,696)
Honeywell International, Inc.	(3,683)	(741,498)
		(1,045,194)
Industrials - (0.4)%
Builders FirstSource, Inc.	(5,403)	(627,666)
Insurance - (3.1)%
Arthur J Gallagher & Co.	(12,273)	(3,061,991)
Progressive Corp.	(5,881)	(1,211,486)
Selective Insurance Group, Inc.	(7,330)	(552,242)
		(4,825,719)
IT Services - (2.9)%
Accenture PLC - Class A (Ireland)	(14,405)	(3,602,690)
Gartner, Inc.	(3,926)	(974,983)
		(4,577,673)
Machinery - (5.0)%
Allison Transmission Holdings, Inc.	(6,217)	(513,213)
Dover Corp.	(7,228)	(1,311,593)
Illinois Tool Works, Inc.	(4,067)	(992,023)
Nordson Corp.	(4,891)	(1,134,467)
Oshkosh Corp.	(8,160)	(1,006,046)
PACCAR, Inc.	(17,857)	(1,757,129)
Snap-on, Inc.	(3,207)	(1,076,109)
		(7,790,580)
Media - (1.0)%
Omnicom Group, Inc.	(21,290)	(1,597,176)

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)

Securities Sold Short

October 31, 2025

COMMON STOCKS - (56.7)% (continued)	Shares	Value
Metals & Mining - (0.4)%
BHP Group Ltd. - ADR (Australia)	(6,934)	$(395,585)
Rio Tinto PLC - ADR (United Kingdom)	(2,477)	(177,700)
		(573,285)
Oil, Gas & Consumable Fuels - (2.9)%
Texas Pacific Land Corp.	(4,744)	(4,475,395)
Passenger Airlines - (0.6)%
United Airlines Holdings, Inc.	(10,476)	(985,163)
Personal Care Products - (0.7)%
L'Oreal SA (France)	(2,530)	(1,058,985)
Pharmaceuticals - (0.6)%
Novo Nordisk AS (Denmark)	(19,561)	(955,290)
Professional Services - (4.3)%
Amentum Holdings, Inc.	(21,255)	(476,320)
Automatic Data Processing, Inc.	(10,848)	(2,823,734)
Booz Allen Hamilton Holding Corp.	(15,033)	(1,310,276)
FTI Consulting, Inc.	(3,390)	(559,384)
Genpact Ltd. (Bermuda)	(19,298)	(736,219)
Maximus, Inc.	(5,580)	(463,810)
TriNet Group, Inc.	(7,616)	(456,960)
		(6,826,703)
Semiconductors & Semiconductor Equipment - (1.7)%
Infineon Technologies AG (Germany)	(35,509)	(1,406,589)
ON Semiconductor Corp.	(25,805)	(1,292,315)
		(2,698,904)
Software - (1.6)%
Bentley Systems, Inc. - Class B	(13,923)	(707,706)
BILL Holdings, Inc.	(8,063)	(400,408)
Fair Isaac Corp.	(393)	(652,195)
Tyler Technologies, Inc.	(1,660)	(790,592)
		(2,550,901)
Specialty Retail - (4.2)%
American Eagle Outfitters, Inc.	(45,276)	(756,562)
AutoZone, Inc.	(884)	(3,248,196)
Floor & Decor Holdings, Inc. - Class A	(16,368)	(1,022,673)
O'Reilly Automotive, Inc.	(3,745)	(353,678)
Ulta Beauty, Inc.	(375)	(194,955)
Urban Outfitters, Inc.	(10,720)	(692,619)
Valvoline, Inc.	(9,714)	(320,659)
		(6,589,342)
Textiles, Apparel & Luxury Goods - (0.1)%
Ralph Lauren Corp.	(633)	(202,345)
Trading Companies & Distributors - (1.8)%
SiteOne Landscape Supply, Inc.	(5,627)	(730,216)
Watsco, Inc.	(3,386)	(1,246,082)
WESCO International, Inc.	(3,087)	(801,169)
		(2,777,467)
TOTAL COMMON STOCKS (Proceeds $95,572,156)		(89,044,626)
TOTAL SECURITIES SOLD SHORT - (56.7)% (Proceeds $95,572,156)		$(89,044,626)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

PLC - Public Limited Company

All securities are United States companies, unless noted otherwise in parentheses.

See accompanying notes to financial statements.

SEG Partners Long/Short Equity Fund
Schedule of Investments (continued)
Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Long/Short	Pay/Receive Reference Entity	Financing Rate	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Aritzia, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-08/05/2026	$2,600,097	$1,117,922
Brunello Cucinelli SpA	Goldman Sachs	Long	Receive	EFFR + 0.40%	10/27/2026	161,323	14,458
BWX Technologies, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	12/01/2026	3,475,221	1,191,250
CAE, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026	1,052,587	94,667
Casey's General Stores, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-05/05/2026	871,397	77,446
CH Robinson Worldwide, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	11/17/2026-12/01/2026	1,899,005	289,668
Clean Harbors, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.50%	05/04/2026	1,344,527	37,942
Cloudflare, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	08/31/2026-12/01/2026	1,931,159	213,443
Core & Main, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-05/05/2026	4,937,793	188,343
Crane Co.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-05/11/2026	2,376,710	405,220
Dick's Sporting Goods, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	07/28/2026-08/25/2026	676,751	35,763
EMCOR Group, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-11/03/2026	5,748,185	2,130,583
Entegris, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-09/02/2026	524,971	63,288
GSCBCORD (b)	Goldman Sachs	Short	Pay	EFFR + (0.15)%	12/01/2026	(968,874)	205
GSCBOZVT (b)	Goldman Sachs	Short	Pay	EFFR + (0.33)-(0.35)%	11/17/2026-12/01/2026	(7,397,195)	376,523
ITT, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-09/02/2026	8,171,026	2,242,367
JPSEFLAG (a)	J.P. Morgan Securities, Inc.	Long	Pay	EFFR + 0.05%	10/30/2026	(7,531,661)	222,227
Markel Group, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-12/01/2026	7,254,423	236,985
MLSEAIVC (b)	Bank of America Securities, Inc.	Short	Pay	EFFR + (0.20)%	11/09/2026	(1,196,047)	9,546
MSSEALCO (b)	Morgan Stanley	Short	Pay	EFFR + 0.15%	05/26/2026-11/02/2026	(1,424,934)	233,004
Nasdaq, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	06/30/2026-07/07/2026	1,223,533	11,928
Owens Corning	Goldman Sachs	Long	Receive	EFFR + 0.40%	11/17/2026-12/01/2026	527,700	541
Polaris, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-11/03/2026	915,749	352,961
Pop Mart International Group Ltd.	Bank of America Securities, Inc.	Short	Pay	EFFR + (0.35)%	10/23/2026-11/03/2026	(695,975)	165,854
Service Corp. International/US	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-11/03/2026	6,416,741	125,968
Shopify, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/12/2026-11/03/2026	2,529,315	706,937
St Joe Co.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	07/07/2026-12/01/2026	1,503,648	159,149
Swatch Group AG	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/05/2026-11/04/2026	401,314	72,089
UBSECFRA (b)	UBS	Short	Pay	EFFR + (0.30)%	12/01/2026	(751,383)	42,251
UBSEPCSB (b)	UBS	Short	Pay	EFFR + (0.15)-(.25)%	09/15/2026-11/03/2026	(1,165,220)	81,002
United States Lime & Minerals, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-09/01/2026	899,546	167,426
Watches of Switzerland Group PLC	Goldman Sachs	Long	Receive	EFFR + 0.40%	10/13/2026-11/04/2026	102,473	4,731
White Mountains Insurance Group Ltd.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	08/04/2026-11/03/2026	51,423	3,223
WisdomTree, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	09/02/2026	19,961	77
							11,074,986

SEG Partners Long/Short Equity Fund
Schedule of Investments (continued)
Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Long/Short	Pay/Receive Reference Entity	Financing Rate	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Aflac, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	11/3/2026-11/17/2026	$232,709	$(7,861)
Brunello Cucinelli SpA	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/06/2026-11/03/2026	3,301,795	(529,887)
BWX Technologies, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	6/16/2026-11/03/2026	237,321	(1,487)
CAE, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/05/2026-10/05/2026	168,220	(4,054)
Casey's General Stores, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	08/04/2026-11/03/2026	181,669	(11,936)
Clean Harbors, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	06/02/2026-11/03/2026	344,605	(27,457)
Core & Main, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	08/04/2026-11/03/2026	825,749	(119,463)
Crane Co.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/04/2026-11/03/2026	182,780	(3,029)
Dick's Sporting Goods, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	09/15/2026-12/01/2026	667,893	(19,440)
EMCOR Group, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	12/01/2026	351,406	(47,633)
Entegris, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	11/03/2026-12/01/2026	647,217	(18,249)
GSCBSCHN (b)	Goldman Sachs	Short	Pay	EFFR + (0.20)-(0.35)%	09/15/2026-11/03/2026	(1,087,555)	(104,925)
GSCBSHLC(b)	Goldman Sachs	Short	Pay	EFFR + (0.33)%	11/17/2026	(494,753)	(21,799)
GSCBSLTC (b)	Goldman Sachs	Short	Pay	EFFR + (0.33)%	11/17/2026	(787,350)	(31,048)
Hamilton Lane, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.50%	12/01/2026	157,493	(1,952)
Hubbell, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	12/01/2026	553,190	(3,560)
Itron, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	11/03/2026-12/01/2026	1,930,951	(569,626)
JPSEETRS (b)	J.P. Morgan Securities, Inc.	Short	Pay	EFFR + 0.05%	11/17/2026	(985,740)	(29,135)
Lamar Advertising Co.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	09/22/2026-11/03/2026	624,139	(25,770)
Markel Group, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/04/2026-09/09/2026	815,481	(12,045)
MLSEHYPE	Bank of America Securities, Inc.	Short	Pay	EFFR + (0.20)%	11/09/2026-11/30/2026	(1,198,679)	(6,008)
Morningstar, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-11/03/2026	5,017,923	(2,147,928)
MSSEMEDI (b)	Morgan Stanley	Short	Pay	EFFR + (0.50)-0.15%	07/10/2026-11/02/2026	(1,300,631)	(114,974)
Nasdaq, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	07/13/2026-12/01/2026	4,089,927	(292,768)

SEG Partners Long/Short Equity Fund
Schedule of Investments (continued)
Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Long/Short	Pay/Receive Reference Entity	Financing Rate	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Owens Corning	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	09/23/2026-11/10/2026	$1,680,492	$(326,472)
QXO, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	07/21/2026-09/23/2026	823,157	(215,488)
SOUTHSTATE BANK CORP	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	08/25/2026-11/24/2026	1,326,470	(153,787)
UBSELBJ (a)	UBS	Long	Receive	EFFR + 0.25%	11/25/2026	3,971,646	(202,983)
UBSEPAYX (a)	UBS	Long	Receive	EFFR + 0.25%	11/25/2026	6,488,047	(328,217)
UBSEPCSB (b)	UBS	Short	Pay	EFFR + (0.15)%	12/01/2026	(240,833)	(1,731)
United States Lime & Minerals, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.50%	11/03/2026	34,697	(4,609)
Victory Capital Holdings, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	10/06/2026-11/12/2026	329,782	(34,074)
Watches of Switzerland Group PLC	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/05/2026-08/12/2026	742,005	(43,205)
White Mountains Insurance Group Ltd.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-11/30/2026	916,093	(29,500)
WisdomTree, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	08/19/2026-11/03/2026	669,126	(87,103)
							$(5,579,203)
Net Unrealized Appreciation (Depreciation)							$5,495,783

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025. EFFR -

Effective Federal Funds Rate was 3.86% as of October 31, 2025.

Payment frequency is at the applicable maturity date.

(a)	The fund receives the total return on a portfolio of long equity positions.

(b)	The fund receives the total return on a portfolio of short equity positions.

The following tables represent disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:

UBSELBJ
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
ALBERTSONS COS INC - CLASS A	2,751	$48,665	$(2,641)	1.3%
BBB FOODS INC-CLASS A	1,822	49,785	(2,770)	1.4%
BJ'S WHOLESALE CLUB HOLDINGS	29,399	2,594,771	(109,895)	54.1%
CHURCH & DWIGHT CO INC	609	53,443	1,097	(0.5)%
COCA-COLA EUROPACIFIC PARTNERS	579	51,421	(1,517)	0.7%
COLGATE-PALMOLIVE CO	674	51,911	(640)	0.3%
COSTCO WHOLESALE CORP	56	51,112	(1,160)	0.6%
DOLLAR GENERAL CORP	513	50,624	(1,709)	0.8%
EBAY INC	553	44,985	(8,791)	4.3%
GENUINE PARTS CO	397	50,489	(1,436)	0.7%
GROCERY OUTLET HOLDING CORP	3,412	46,432	(5,220)	2.6%
GUARDIAN PHRMCY SERVICES-A	1,885	52,866	(924)	0.5%
HOME DEPOT INC	137	52,107	(973)	0.5%
INGREDION INC	443	51,154	(1,201)	0.6%
KIMBERLY-CLARK CORP	445	53,272	347	(0.2)%
KROGER CO	770	48,976	(2,679)	1.3%
MAPLEBEAR INC	1,341	49,415	(3,070)	1.5%
MURPHY USA INC	140	49,999	(2,973)	1.5%
NATURAL GROCERS BY VITAMIN C	1,297	41,626	(10,909)	5.4%
ODDITY TECH LTD-CL A	1,122	50,749	(550)	0.3%
OLLIE'S BARGAIN OUTLET HOLDINGS	436	52,684	1,605	(0.8)%
PRICESMART INC	430	49,370	(3,526)	1.7%
PROCTER & GAMBLE CO/THE	347	52,208	(736)	0.4%
SAVERS VALUE VILLAGE INC	4,004	36,872	(17,135)	8.4%
SPROUTS FARMERS MARKET INC	488	38,536	(13,316)	6.6%
SYSCO CORP	676	50,192	(2,074)	1.0%
TJX COMPANIES INC	371	52,011	(657)	0.3%
UNIVERSAL TECHNICAL INSTITUTE	1,557	46,262	(7,425)	3.7%
WD-40 CO	256	49,709	(2,106)	1.0%

SEG Partners Long/Short Equity Fund
Schedule of Investments (continued)
Total Return Swap Contracts
October 31, 2025

UBSEPAYX

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
ARCH CAPITAL GROUP LTD	939	$81,029	$(789)	0.2%
ASSURANT INC	388	82,163	(54)	0.0%
AXIS CAPITAL HOLDINGS LTD	888	83,147	2,237	(0.7)%
BERKSHIRE HATHAWAY INC-CL B	168	79,996	(2,442)	0.7%
CHUBB LTD	290	80,362	(1,451)	0.4%
ENACT HOLDINGS INC	2,258	80,664	(2,145)	0.7%
GLOBE LIFE INC	605	79,575	(1,277)	0.4%
GRACO INC	1,005	82,208	(633)	0.2%
HARTFORD INSURANCE GROUP INC	656	81,406	(610)	0.2%
LOEWS CORP	822	81,798	(403)	0.1%
MARSH & MCLENNAN COS	437	77,772	(3,667)	1.1%
MASTERCARD INC - A	143	78,982	(3,102)	0.9%
METLIFE INC	1,050	83,841	1,197	(0.4)%
MGIC INVESTMENT CORP	2,993	82,079	120	(0.0)%
OLD REPUBLIC INTL CORP	2,016	79,549	(2,117)	0.6%
PAYCHEX INC	35,448	4,148,525	(284,808)	86.8%
PAYCOM SOFTWARE INC	410	76,710	(5,092)	1.6%
PAYLOCITY HOLDING CORP	540	76,330	(5,965)	1.8%
PINNACLE WEST CAPITAL	887	78,524	(3,193)	1.0%
PRIMERICA INC	310	80,552	(1,398)	0.4%
PRINCIPAL FINANCIAL GROUP	1,034	86,862	4,568	(1.4)%
PRUDENTIAL FINANCIAL INC	807	83,918	1,469	(0.4)%
REINSURANCE GROUP OF AMERICA	433	78,953	(3,012)	0.9%
REPUBLIC SERVICES INC	368	76,639	(5,465)	1.7%
SEI INVESTMENTS COMPANY	1,007	81,181	(1,309)	0.4%
SS&C TECHNOLOGIES HOLDINGS	1,015	86,209	294	(0.1)%
TRAVELERS COS INC/THE	305	81,960	(387)	0.1%
WASTE MANAGEMENT INC	380	75,898	(5,657)	1.7%
WR BERKLEY CORP	1,091	77,854	(4,027)	1.2%
WW GRAINGER INC	85	83,363	902	(0.3)%

GSCBOZVT

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
ABBOTT LABORATORIES	(2,928)	$(361,935)	$(7,339)	(1.9)%
AMCOR PLC	(25,431)	(200,906)	54,440	14.5%
BOSTON SCIENTIFIC CORP	(2,237)	(225,330)	(15,443)	(4.1)%
CELSIUS HOLDINGS INC	(1,703)	(102,557)	(44,530)	(11.8)%
CHEESECAKE FACTORY INC/THE	(1,920)	(95,631)	(4,035)	(1.1)%
COCA-COLA CONSOLIDATED INC	(2,829)	(368,822)	(52,369)	(13.9)%
DAVITA INC	(3,881)	(461,931)	78,476	20.8%
DEXCOM INC	(5,790)	(337,112)	79,038	21.0%
DOMINO'S PIZZA INC	(345)	(137,628)	19,685	5.2%
EDWARDS LIFESCIENCES CORP	(3,042)	(250,839)	(27,743)	(7.4)%
GENERAL MILLS INC	(3,852)	(179,519)	13,865	3.7%
HERSHEY CO/THE	(3,287)	(557,581)	12,141	3.2%
HIMS & HERS HEALTH INC	(4,254)	(193,374)	(49,624)	(13.2)%
INSPIRE MEDICAL SYSTEMS INC	(2,977)	(214,556)	252,602	67.1%
INSULET CORP	(1,520)	(475,706)	(93,312)	(24.8)%
KEURIG DR PEPPER INC	(7,058)	(191,709)	44,979	11.9%
KRAFT HEINZ CO/THE	(15,102)	(373,470)	55,808	14.8%
MCDONALD'S CORP	(682)	(203,615)	(1,171)	(0.3)%
MEDTRONIC PLC	(3,617)	(328,072)	(15,757)	(4.2)%
MERIT MEDICAL SYSTEMS INC	(847)	(74,156)	7,944	2.1%
MONDELEZ INTERNATIONAL INC-A	(6,894)	(396,141)	62,413	16.6%
MONSTER BEVERAGE CORP	(5,013)	(335,040)	(52,524)	(13.9)%
PEPSICO INC	(1,821)	(266,052)	(10,064)	(2.7)%
RESMED INC	(2,128)	(525,286)	(13,188)	(3.5)%
RESTAURANT BRANDS INTERN	(3,609)	(237,087)	11,162	3.0%
SONOCO PRODUCTS CO	(2,666)	(108,146)	23,425	6.2%
WENDY'S CO/THE	(9,869)	(84,281)	42,942	11.4%
YUM! BRANDS INC	(801)	(110,714)	4,701	1.2%

SEG Partners Long/Short Equity Fund
Schedule of Investments (continued)
Total Return Swap Contracts
October 31, 2025

JPSEFLAG

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
AAON INC	(2,735)	$(269,134)	$(16,102)	(7.2)%
AIR PRODUCTS & CHEMICALS INC	(1,446)	(350,890)	35,375	15.9%
ALIGNMENT HEALTHCARE INC	(5,211)	(87,856)	3,791	1.7%
BRUKER CORP	(11,195)	(435,926)	(53,955)	(24.3)%
CADENCE DESIGN SYS INC	(654)	(221,482)	5,131	2.3%

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
CHIME FINANCIAL INC-CL A	(18,936)	$(325,139)	$59,375	26.7%
CINTAS CORP	(526)	(96,365)	7,188	3.2%
CNH INDUSTRIAL NV	(706)	(7,404)	159	0.1%
COCA-COLA CO/THE	(5,404)	(372,356)	6,003	2.7%
COGENT COMMUNICATIONS HOLDIN	(4,795)	(197,799)	8,119	3.7%
CONSTRUCTION PARTNERS INC-A	(3,212)	(367,314)	24,038	10.8%
DELL TECHNOLOGIES -C	(742)	(120,241)	(308)	(0.1)%
EATON CORP PLC	(374)	(142,591)	(1,828)	(0.8)%
EMERSON ELECTRIC CO	(106)	(14,739)	(696)	(0.3)%
FLUOR CORP	(376)	(18,319)	(1,769)	(0.8)%
GENEDX HOLDINGS CORP	(507)	(69,379)	(7,123)	(3.2)%
HAMILTON LANE INC-CLASS A	(1,855)	(211,408)	13,931	6.3%
HENRY SCHEIN INC	(2,768)	(174,917)	4,035	1.8%
HERSHEY CO/THE	(1,538)	(260,920)	29,448	13.3%
JACK HENRY & ASSOCIATES INC	(875)	(130,258)	959	0.4%
KODIAK GAS SERVICES INC	(4,809)	(177,342)	(5,347)	(2.4)%
MODINE MANUFACTURING CO	(2,598)	(398,044)	310	0.1%
MONSTER BEVERAGE CORP	(2,158)	(144,230)	4,707	2.1%
PALO ALTO NETWORKS INC	(296)	(65,286)	(1,378)	(0.6)%
PLANET FITNESS INC - CL A	(375)	(34,006)	2,067	0.9%
RTX CORP	(302)	(53,977)	(3,160)	(1.4)%
RUBRIK INC-A	(5,022)	(377,993)	30,708	13.8%
SHARPLINK GAMING INC	(17,130)	(237,081)	55,580	25.0%
SILGAN HOLDINGS INC	(5,000)	(193,106)	23,968	10.8%
SITEONE LANDSCAPE SUPPLY INC	(682)	(88,552)	(5,444)	(2.4)%
SNOWFLAKE INC	(225)	(61,925)	(6,278)	(2.8)%
THE CAMPBELL'S COMPANY	(11,239)	(338,616)	4,334	2.0%
UNIVERSAL DISPLAY CORP	(1,745)	(257,072)	(6,716)	(3.0)%
VALVOLINE INC	(1,676)	(55,322)	2,244	1.0%
WATERS CORP	(1,219)	(426,052)	(25,908)	(11.7)%
WATSCO INC	(988)	(363,515)	25,409	11.4%
WORKIVA INC	(4,530)	(385,106)	11,358	5.1%

See accompanying notes to financial statements.

SEG Partners Long/Short Equity Fund
Statement of Assets and Liabilities
October 31, 2025

Assets
Investments, at fair value (cost $117,788,767)	$128,306,038
Cash and cash equivalents	23,192,983
Foreign Currency, at fair value (cost $45,597)	45,343
Receivable for fund shares sold	356,383
Dividends receivable	21,188
Interest receivable	4,000
Receivable for investments sold	514,852
Due from broker	90,330,144
Derivative assets, equity swaps	11,074,986
Due from Adviser (Note 5)	168,755
Deferred offering costs (Note 2)	142,414
Prepaid expenses and other assets	12,332
Total assets	254,169,418

Liabilities
Investments in securities sold short, at value (cost $95,572,156)	89,044,626
Payable for investments purchased	646,248
Dividends payable	29,747
Derivative liabilities, equity swaps	5,579,203
Management fee payable (Note 5)	100,877
Distribution fees payable	968
Incentive fee payable (Note 5)	1,240,532
Professional fees payable	295,781
Other accrued expenses	56,758
Total liabilities	96,994,740

Commitments and Contingencies (Note 11)
Net assets	$157,174,678

Net Assets

Paid-in capital — (unlimited shares authorized — $0.001 par value)	$150,063,835
Distributable earnings / (Accumulated loss)	7,110,843
Net assets	$157,174,678

Class I:
Net asset value	$155,315,727
Price per share (6,013,671 shares)	$25.83

Class A:
Net asset value	$1,858,951
Price per share (72,400 shares)	$25.68

See accompanying notes to financial statements.

SEG Partners Long/Short Equity Fund
Statement of Operations
Period from April 1, 2025 (Commencement of Operations) through October 31, 2025

Investment income
Dividend income	$566,744
Total investment income	566,744

Expenses
Incentive fee	1,240,532
Investment advisory fees (Note 5)	891,591
Dividend expense	617,086
Professional fees	453,070
Organizational costs	358,700
Offering costs	198,157
Compliance officer fees	74,375
Trustees' fees	65,750
Administration fees	64,833
Distribution fees	2,392
Other expenses	107,940
Total expenses	4,074,426

Less expense reimbursement (Note 5)	(743,388)
Investment advisory fee waiver (Note 5)	(222,899)
Net expenses	3,108,139
Net investment loss	(2,541,395)

Realized gain/(loss) and unrealized appreciation/(depreciation)
Net realized gain/(loss) on:
Investments	4,135,702
Swap contracts	(3,672,103)
Foreign currency translation	1,251
Investments sold short	(15,531,538)
Net realized loss	(15,066,688)
Net change in unrealized appreciation/(depreciation) of:
Investments	10,517,272
Swap contracts	5,495,783
Foreign currency translation	793
Investments sold short	6,527,530
Net change in unrealized appreciation	22,541,378
Net realized gain and unrealized appreciation	7,474,690
Net increase in net assets resulting from operations	$4,933,295

See accompanying notes to financial statements.

SEG Partners Long/Short Equity Fund
Statements of Changes in Net Assets

Net increase in net assets resulting from operations	Period from April 1, 2025 (Commencement of Operations) through October 31, 2025
Net investment loss	$(2,541,395)
Net realized loss	(15,066,688)
Net change in unrealized appreciation	22,541,378
Net increase in net assets resulting from operations	4,933,295
Share transactions (Note 9)
Class I
Shares sold (6,009,671 shares)	150,250,000
Class A
Shares sold (72,400 shares)	1,891,383
Net increase in net assets resulting from shareholders' transactions	152,141,383
Net increase in net assets, during the period	157,074,678
Net assets
Beginning of period (4,000 Class I shares)	100,000
End of period	$157,174,678

See accompanying notes to financial statements.

SEG Partners Long/Short Equity Fund
Financial Highlights

	Class I		Class A
	Period from April 1, 2025		Period from July 1, 2025
	Commencement of Operations) through		Commencement of Operations) through
Per share operating performance (1)	October 31, 2025		October 31, 2025
Net asset value, beginning of period	$25.00		$25.53
Activity from investment operations:
Net investment income/(loss)(exclusive of incentive fee)	(0.21)		(0.21)
Net realized and unrealized gain/(loss)	1.25		0.36
Incentive fee	(0.21)		–
Total from investment operations	0.83		0.15
Distributions from:
Net investment income	–		–
Net realized gain/loss	–		–
Total distributions	–		–
Net asset value, end of period	$25.83		$25.68

Total return before incentive fees	4.14%		0.59%
Incentive fees	(0.82)%		–
Total return after incentive fees	3.32	%(2)	0.59	%(2)

Ratios to average net assets
Net investment income, excluding fee waivers, expense reimbursements	(2.45	)%(3)	(2.19	)%(3)
Net investment income, including fee waives and expense reimbursements	(1.71	)%(3)	(1.69	)%(3)

Operating expenses	1.87%		2.47%
Dividend expenses	0.40%		0.25%
Incentive fees	0.82%		0.00%
Total expenses, excluding fee waivers and expense reimbursements	3.09%		2.72%
Waived and reimbused expenses	-0.74%		-0.50%
Net expenses, including fee waivers and expense reimbursements	2.35%		2.22%

Supplemental data
Net assets, end of period (000's)	$155,316		$1,859
Portfolio turnover rate	117	%(4)	117	%(4)

(1)	Per share calculations were performed using average shares.
(2)	Total Return is calculated assuming an investment made at the net asset value at the beginning of the period. Total return includes the Fund's operating expense limitation and advisory fee waiver, as applicable. Total investment return does not reflect brokerage commissions, if any, and is not annualized.
(3)	Includes 0.82% of incentive fees on Class I, 0% incentive fees on Class A. Incentive fees are not annualized.
(4)	Not annualized

See accompanying notes to financial statements.

SEG Partners Long/Short Equity Fund
Notes to Financial Statements
October 31, 2025

1.	Organization

SEG Partners Long/Short Equity Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on November 4, 2024. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Fund's term is perpetual; however, the Fund may be dissolved upon approval of a majority of the Trustees in accordance with the Fund's Declaration of Trust. The Fund currently offers two separate classes of shares of beneficial interest (the “Shares”), designated as Class A Shares and Class I Shares.

The Fund’s investment objective is to achieve maximum total return. The Fund seeks to achieve its investment objective by investing primarily in equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. For purposes of the Fund’s 80% investment policy, “equity securities” means common and preferred stocks (including investments in initial public offerings (“IPOs”)), convertible securities, warrants and rights. To the extent the Fund invests in derivative or other strategic instruments that have similar economic characteristics to equity securities, the market value of such instruments will be included for purposes of calculating the Fund’s compliance with its 80% investment policy. The Fund includes cash or money market instruments earmarked or otherwise held as collateral for derivative instruments that have similar economic characteristics to equity securities towards its 80% investment requirement. The Fund may invest in equity securities without restriction as to market capitalization. Under extraordinary circumstances, the Fund may choose to acquire substantial or control stakes in public companies.

Select Equity Group, L.P.’s (“SEG” or the “Adviser”) approach involves taking long and short positions in equity securities. The majority of the Fund’s long portfolio will be invested in growing companies with high returns on capital and high barriers to competition that the Adviser believes are trading at a discount to their intrinsic value. The majority of these companies have been researched for several years before investment and are purchased with an expectation of a multi-year holding period. The long portfolio also includes investments in more opportunistic situations that may be held for shorter periods of time. In the short portfolio, SEG attempts to identify companies that are exposed to ongoing competitive pressures with poor returns on capital and deteriorating fundamentals. The short positions are generally not selected as direct hedges to the long positions. In addition to taking short positions on individual securities, the short portfolio may also include baskets of securities, shorts on indices, long puts and/or short calls. SEG, an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the Fund’s investment adviser.

The Fund’s Board of Trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. To the extent permitted by applicable law, the Board may delegate any of its rights, powers, and authority to, among others, the officers of the Fund, any committee of the Board or the Adviser.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies utilized by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued)
October 31, 2025

2.	Summary of Significant Accounting Policies (continued)

Portfolio Valuation and Fair Value Measurements - The Fund’s fair value policies and procedures and valuation practices are designed to comply with Rule 2a-5 under the 1940 Act. The Board has approved valuation procedures for the Fund (the “Valuation Policy”), and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Adviser as its “valuation designee” pursuant to Rule 2a-5 under the 1940 Act, subject to the oversight of the Board. The valuation of the Fund’s investments is performed in accordance with FASB Accounting Standards Codification 820 — Fair Value Measurements and Disclosures. The Valuation Policy provides that the Fund will value its investments at fair value.

Securities listed on a securities exchange or an automated quotation system for which market quotations are readily available, including securities traded over-the-counter, generally are valued at the last quoted sale price on the principal exchange or market on which these securities are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price for these securities.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments) the fair value is determined by employing methodologies that utilize (a) market transactions, (b) broker-dealer supplied valuations, or (c) other electronic processing techniques. In determining the fair values of these investments, the Adviser will typically apply widely recognized market and income valuation methodologies including, but not limited to, security prices, yields, maturities, call features, ratings, and significant events or other developments relating to specific securities.

Options contracts are valued using the mean/mid of quoted “bid” (for long positions) and “ask” (for short positions) spread prices, as provided by independent pricing vendors at the close of business on such day.

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes. The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date;

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued)
October 31, 2025

2.	Summary of Significant Accounting Policies (continued)

The following tables represent the investments carried on the Statement of Assets and Liabilities by security type and level within the valuation hierarchy at October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$125,730,157	$–	$–	$125,730,157
Purchased Options	2,575,881	–	–	2,575,881
Total Investment Assets	$128,306,038	$–	$–	$128,306,038
Cash Equivalents	$1,200,000	$–	$–	$1,200,000
Equity Swaps*	–	11,074,986	–	11,074,986
Total Assets at Fair Value	$129,506,038	$11,074,986	$–	$140,581,024

Liabilities:
Investments:
Common Stocks	$(89,044,626)	$–	$–	$(89,044,626)
Total Investment Liabilities	$(89,044,626)	$–	$–	$(89,044,626)
Equity Swaps*	$–	$(5,579,203)	$–	$(5,579,203)
Total Liabilities at Fair Value	$–	$(5,579,203)	$–	$(5,579,203)

*	The fair value of the Fund's investment represents the net unrealized appreciation/(depreciation) as of October 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Code, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended October 31, 2025, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund has no examinations in progress.

Use of Estimates - The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and accompanying notes. The Board believes that the estimates utilized in preparing its financial statements are reasonable and prudent; however, actual results could differ from those estimates and such differences could be material.

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued)
October 31, 2025

2.	Summary of Significant Accounting Policies (continued)

Distribution of Income and Gains - The Fund contemplates declaring all or substantially all of its taxable income after payment of the Fund’s operating expenses as dividends each year. From time to time, the Fund may also pay special interim distributions in the form of cash or Shares at the discretion of the Board. The Fund declares and makes distributions of net capital gains annually, if any, in the month of December. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions are recorded on the ex-dividend date.

The tax character of distributions paid may differ from the character of distributions shown in the Statement of Changes in Net Assets due to short-term realized capital gains being treated as ordinary income for tax purposes.

Investment Transactions, Income Recognition and Expenses - Investment transactions are recorded on the trade date. The Fund recognizes income and records expenses on an accrual basis. Interest income is net of amortization/accretion of any premiums/discounts, if any, from purchases. The changes in fair value of the investments are included in net change in unrealized appreciation/(depreciation) on investments in the Statement of Operations. Realized gains and losses from investments are calculated using specific identification.

Share Valuation - The net asset value (“NAV”) per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

Indemnifications - The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Organization and Offering Costs - Organization and offering expenses shall mean all third party charges and out-of-pocket costs and expenses incurred by the Fund, in the connection with the formation of the Fund, the offering of the Shares, and the admission of investors in the Fund, including, without limitation, legal, accounting, filing, advertising and all other expenses incurred in connection with the offer and sale of interests in the Fund. The Fund incurred organizational costs of $358,700 that are subject to reimbursement pursuant to the Expense Limitation Agreement between the Fund and the Adviser as described in Note 5. The Fund incurred offering costs of $340,571 prior to commencement of operations. These offering costs are being amortized to expense over twelve months on a straight-line basis and are not subject to reimbursement pursuant to an expense limitation and reimbursement agreement between the Fund and the Adviser as described in Note 5. The remaining deferred offering costs are presented on the Statement of Assets and Liabilities.

Cash and Cash Equivalents - Cash and cash equivalents are comprised of cash at the bank and short-term deposits with an original maturity of three months or less, held at a custodian bank and controlled by the Fund’s Board. A portion of cash and cash equivalents was invested in a money market fund, which invests primarily in a portfolio of short-term U.S. Treasury securities, which is currently listed and expected to remain at $1.00 per share.

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued)
October 31, 2025

2.	Summary of Significant Accounting Policies (continued)

Reclassification of Capital Accounts - GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or NAV per share. For the fiscal period ended October 31, 2025, the Fund made the following permanent book to tax reclassification primarily related to net operating losses and offering costs:

Accumulated Earnings/(Deficit)	Paid in Capital
$2,177,548	$(2,177,548)

Other – Pursuant to ASC 230-10-15-4 (“ASC”), the Fund is not required to include a Statement of Cash Flows, based on the criteria set forth in ASC.

3.	Risk Considerations

Investing in Shares is subject to risks, including the risks set forth in the “Types of Investments and Related Risk Factors” section of the Fund’s prospectus, which include, but are not limited to the following:

Investment risk

All investments risk the loss of capital. An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The value of the Fund’s assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. The Fund’s use of leverage is likely to cause the Fund’s assets to appreciate or depreciate at a greater rate than if leverage were not used. In addition, the Fund’s use of leverage, short sales or derivative transactions can result in significant losses to the Fund.

Closed-end fund; liquidity limited to periodic repurchases of Shares

The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors, and is not intended to be a trading vehicle. The Fund is not a liquid investment and you should not invest in this Fund if you need a liquid investment. The Fund does not intend to list its Shares for trading on any national securities exchange. There is no secondary trading market for Shares, and none is expected to develop. Shares are, therefore, not readily marketable. Because the Fund is a closed-end investment company, its Shares are not redeemable at the option of Shareholders and they are not exchangeable for Shares of any other fund. Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value (after all applicable fees), or, in certain circumstances, at a discount, and the Adviser intends to recommend that, in normal market circumstances, the Board conduct repurchase offers of no more than 25% of the Fund’s net assets quarterly on or about each January 1, April 1, July 1 and October 1. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the Fund’s investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued)
October 31, 2025

3.	Risk Considerations (continued)

No Operating History

The Fund is a newly organized, non-diversified, closed-end management investment company with no operating history.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Fund investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments.

Equity securities

The Fund primarily invests in equity securities, which, for these purposes, means common and preferred stocks (including investments in initial public offerings), convertible securities, warrants and rights. As a result, the value of the Fund’s portfolio will be affected by daily movements in the prices of equity securities. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Individual companies may report poor results or be negatively affected by industry, regulatory or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, stock markets can be volatile at times, and stock prices can change drastically. This market risk will affect the Fund’s net asset value per Share, which will fluctuate as the values of the Fund’s investments and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time.

Concentration risk

The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

Derivatives risks

The Fund may invest in, or enter into, derivatives, including swaps (including total return swaps), swaptions, contracts for difference, futures and forward agreements and options, for investment or hedging purposes. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued)
October 31, 2025

3.	Risk Considerations (continued)

Short selling risk

The Fund will engage in short selling. Selling securities short runs the risk of losing an amount greater than the amount invested. Short selling is subject to theoretically unlimited risk of loss because there is no limit on how much the price of the stock may appreciate before the short position is closed. A short sale may result in a sudden and substantial loss if, for example, an acquisition proposal is made for the subject company at a substantial premium over market price.

Swaps risk

In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid.

4.	Derivatives

The Fund may seek to hedge against interest rate and currency exchange rate fluctuations by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to Shareholders.

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued)
October 31, 2025

4.	Derivatives (continued)

Statement of Assets and Liabilities

The fair value of derivative instruments as of October 31, 2025:

	Asset Derivative		Liability Derivatives
Equity Risk Contracts	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Purchased Options	Investments, at fair value	$2,575,881		$-
Total Return Swaps	Derivative assets, equity swaps	11,074,986	Derivative liabilities, equity swaps	5,579,203
Total		$13,650,867		$5,579,203

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period from April 1, 2025 (Commencement of Operations) through October 31, 2025:

	Realized		Change in Unrealized
Equity Risk Contracts	Statement of Operations Location	Value	Statement of Operations Location	Value
Purchased Options	Net realized gain/(loss) on Investments	$1,933,955	Net change in unrealized appreciation (depreciation) of Investments	$439,998
Total Return Swaps	Net realized gain/(loss) on Swap contracts	(3,672,103)	Net change in unrealized appreciation (depreciation) of Swap contracts	5,495,783
Total		$(1,738,148)		$5,935,781

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the period from April 1, 2025 (Commencement of Operations) through October 31, 2025 were:

	Average Notional Amount
	Long Contracts	Short Contracts
Purchased Options	$24,975,979	$-
Total Return Swaps	93,028,881	27,477,897

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued)
October 31, 2025

4.	Derivatives (continued)

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of October 31, 2025.

				Gross Amounts Not Offset in Statement of
				Assets and Liabilities
Derivative Assets, Equity Swaps by Counterparty	Gross Amounts Recognized	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Bank of America Sec., Inc.	$175,400	$-	$175,400	$6,008	$-	$169,392
Goldman Sachs	10,321,102	-	10,321,102	4,896,155	-	5,424,947
J.P. Morgan Securities, Inc.	222,227	-	222,227	29,135	-	193,092
Morgan Stanley	233,004	-	233,004	114,974	-	118,030
UBS	123,253	-	123,253	123,253	-	-
Total	$11,074,986	$-	$11,074,986	$5,169,525	$-	$5,905,461

				Gross Amounts Not Offset in Statement of
				Assets and Liabilities
Derivative Liabilities, Equity Swaps by Counterparty	Gross Amounts Recognized	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Bank of America Sec., Inc.	$6,008	$-	$6,008	$6,008	$-	$-
Goldman Sachs	4,896,155	-	4,896,155	4,896,155	-	-
J.P. Morgan Securities, Inc.	29,135	-	29,135	29,135	-	-
Morgan Stanley	114,974	-	114,974	114,974	-	-
UBS	532,931	-	532,931	123,253	-	409,678
Total	$5,579,203	$-	$5,579,203	$5,169,525	$-	$409,678

During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the fund manages its cash collateral and securities collateral on a counterparty basis. As of October 31, 2025, the Fund did not enter into any netting agreements which would require any portfolio securities to be netted.

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued)
October 31, 2025

5.	Management Fee, Related Party Transactions and Other

The Fund pays the Adviser an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Adviser to the Fund. The Fund pays the Adviser an Investment Management Fee at the annual rate of 1.00%, calculated and accrued daily and payable monthly in arrears based upon the Fund’s average daily net assets. The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date. Additionally, for purposes of determining the Investment Management Fee payable to the Adviser for any month, net assets will be calculated prior to the reduction for any fees and expenses of the Fund for that month, including, without limitation, the Investment Management Fee payable to the Adviser for that month. The Adviser has contractually agreed that it shall waive 0.25% of the Investment Management Fee through, July 1, 2026. The waiver of the Investment Management Fee under a management fee waiver agreement between the Fund and the Adviser is not subject to recoupment by the Adviser. The investment management agreement between the Fund and the Adviser (the “Investment Management Agreement”) became effective as of March 13, 2025 and will continue in effect for an initial two-year term. Thereafter, the Investment Management Agreement will continue in effect from year to year provided such continuance is specifically approved at least annually by (i) the vote of a majority of the outstanding voting securities of the Fund, or a majority of the Board, and (ii) the vote of a majority of the Independent Trustees of the Fund, cast in person at a meeting called for the purpose of voting on such approval. For the period ended October 31, 2025, the Fund incurred management fees of $891,591, of which $222,899 was waived as noted above.

Promptly after the end of each fiscal year of the Fund, the Fund pays to the Adviser an incentive fee (the “Incentive Fee”) in an amount equal to 20.00% of the amount by which the Fund’s net profits attributable to each class of Shares for all Performance Periods (as defined below) ending within or coterminous with the close of such fiscal year exceed the balance of the loss carryforward account (as described below) maintained in respect of such class, without duplication for any Incentive Fee paid by the Fund in respect of such class during such fiscal year. The Fund also pays the Adviser the Incentive Fee in the event that a Performance Period ends in connection with the repurchase of Shares by the Fund or a dividend or other distribution payable by the Fund, in each case on the date as of which the Fund’s net asset value attributable to any class is calculated for such purpose; provided that only that portion of the Incentive Fee that is attributable to (i) the Shares being repurchased (not taking into account any proceeds from any contemporaneous issuance of Shares, by reinvestment of dividends and other distributions or otherwise), or (ii) the dividend or other distribution being paid by the Fund and not being reinvested in Shares of the Fund, will be paid to the Adviser for such Performance Period. The Incentive Fee, if any, is calculated and accrued on each date that the Fund calculates its net asset value.

For purposes of calculating the Incentive Fee, net profits means the amount by which: (a) the net assets of the Fund attributable to a class as of the end of a Performance Period, increased by the dollar amount of Shares of such class repurchased by the Fund during the Performance Period (excluding Shares of such class to be repurchased as of the last day of the Performance Period after the determination of the Incentive Fee) and by the amount of dividends and other distributions paid in respect of Shares of such class during the Performance Period and not reinvested in additional Shares of such class (excluding any dividends and other distributions to be paid as of the last day of the Performance Period), exceeds (b) the net assets of the Fund attributable to such class as of the beginning of the Performance Period, increased by the dollar amount of Shares of such class issued during the Performance Period (excluding any Shares of such class issued in connection with the reinvestment of dividends and other distributions paid by the Fund in respect of such class).

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued)
October 31, 2025

5.	Management Fee, Related Party Transactions and Other (continued)

“Performance Period” means each 12-month period ending or the Fund’s first fiscal year end (if less than 12 months) as of the Fund’s fiscal year-end (or such other period ending as of the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed); provided that the period of time from the prior Performance Period-end through the valuation date of (i) a repurchase offer and (ii) a dividend or other distribution also constitutes a Performance Period.

The Incentive Fee is payable for a Performance Period only if and to the extent that the Fund’s loss carryforward account has a balance of zero. The loss carryforward account is a memorandum account with respect to each class that will have an initial balance of zero upon commencement of the class’s operations and, thereafter, will be credited as of the end of each Performance Period with the amount of any net loss of the Fund attributable to such class for that Performance Period, and will be debited with the amount of any net profits of the Fund attributable to such class for that Performance Period, as applicable. For the period ended October 31, 2025, the Fund incurred Incentive Fees of $1,240,532.

The Adviser has contractually entered into an Expense Limitation and Reimbursement Agreement with the Fund to limit for a period of three years following the commencement of the Fund’s operations (the “Limitation Period”) the amount of “Specified Expenses” (as defined below) borne by the Fund in respect of Class I Shares and Class A Shares during the Limitation Period to an amount not to exceed 0.65% per annum of the Fund’s net assets attributable to such Class (the “Expense Cap”). “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Investment Management Fee; (ii) the Incentive Fee; (iii) Distribution and Servicing Fees in respect of any class of Shares; (iv) brokerage costs; (v) certain transaction-related expenses, including those incurred in connection with effecting short sales; (vi) interest payments; (vii) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (viii) taxes; and (ix) extraordinary expenses. The Adviser may extend the Limitation Period for the Fund on an annual basis. To the extent that Specified Expenses in respect of any class of Shares for any month exceed the Expense Cap applicable to a class of Shares, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Specified Expenses in respect of a class of Shares, the Adviser may receive reimbursement for any expense amounts that were previously waived by the Adviser, for a period not to exceed three years from the date on which such expenses were waived by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Fund may only make a repayment to the Adviser if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed either (1) the Expense Cap in place at the time such amounts were waived by the Adviser; or (2) the Fund’s current Expense Cap.

The Adviser’s waived fees and reimbursed expenses that are subject to potential recoupment are as follows:

Fiscal Year Incurred	Amount Waived or Expenses Reimbursed by the Adviser	Amount Recouped	Amount Subject to Potential Reimbursement	Expiration Date
October 31, 2025	$743,388	$-	$743,388	October 31, 2028

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued)
October 31, 2025

5.	Management Fee, Related Party Transactions and Other (continued)

U.S. Bank Global Fund Services serves as Administrator, Fund Accounting Agent, and Transfer Agent. U.S. Bank National Association serves as custodian for the securities and cash of the Fund's portfolio.

Quasar Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Global) (the “Distributor”) serves as the Fund’s principal underwriter, within the meaning of the 1940 Act, and acts as distributor of the Fund’s shares on a best effort basis, subject to various conditions pursuant to the terms of the Distribution Agreement.

As of October 31, 2025, an affiliate of the Adviser, as the majority shareholder in the Fund, owned 99.8% of the outstanding Class I Shares and 98.6% of the total of Class I and Class A Shares outstanding. Also, as of October 31, 2025, an investor, as the majority shareholder in the Fund’s Class A Shares owned 26.0% of those Shares and 0.3% of the total of Class A and Class I Shares. Under section 2(a)(9) of the 1940 Act, owning more than 25% of voting securities of a fund creates a presumption of a “control person”. A control person may be able to determine the outcome of a matter put to a shareholder vote. In addition, a large repurchase of shares held by a controlling shareholder could, under certain circumstances, significantly reduce the asset size of a fund, which may adversely affect such fund’s investment flexibility and expense ratio.

6.	Distribution and Service Plan

The Fund has adopted a distribution and service plan (the “Distribution and Service Plan”) for the Class A Shares of the Fund. The Distribution and Service Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of exemptive relief which it has been granted under the 1940 Act which permits it to have, among other things, a multi-class structure and distribution and/or shareholder servicing fees. The Distribution and Service Plan permits the Fund to compensate the Distributor for providing or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to the Class A Shares. Most or all of the distribution and/or service fees are paid to financial firms through which Shareholders may purchase or hold Class A Shares. Under the Distribution and Service Plan, the Fund may pay as compensation up to 0.75% on an annualized basis of the Fund’s net asset value attributable to Class A Shares to the Fund’s Distributor or other qualified recipients. Payment of the Distribution and/or Service Fee is governed by the Fund’s Distribution and Service Plan. The Fund also may pay for sub-transfer agency, sub-accounting and certain other administrative services outside of its Distribution and Service Plan. Class I Shares do not incur a Distribution and/or Service Fee. As of October 31, 2025, Class A Shares accrued $2,392 in distribution fees.

7.	Investment Transactions

During the period from April 1, 2025 (Commencement of Operations) through October 31, 2025, the Fund purchased (at cost) and sold interests (proceeds) in investment securities in the amount of $447,359,618 and $253,651,091 (excluding short-term securities and U.S. government securities), respectively.

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued)
October 31, 2025

8.	Income Taxes and Distributions to Shareholders

At October 31, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings and cost of investments on a tax basis were as follows:

Tax cost of investments	$26,858,645
Gross unrealized appreciation	36,438,046
Gross unrealized depreciation	(17,338,816)
Net unrealized appreciation / (depreciation)	19,099,230
Total distributable earnings	0
Other accumulated gain / (loss)	(11,988,387)
Total accumulated gain / (loss)	$7,110,843

At October 31, 2025, the Fund had capital loss carryforwards of $(11,389,799) that will not expire.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal period ended October 31, 2025, the Fund had post-October or late-year losses as follows:

Post-October Losses	Late-Year Losses
$0	$0

The character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amount of distributions from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP as a result of book and tax differences considered to be temporary adjustments in nature. An example of a temporary adjustment includes wash sales.

9.	Shareholder Transactions

The Fund is a closed-end “tender offer” fund and will seek to make periodic offers to repurchase Shares. Except as permitted by the Fund’s structure, no shareholder will have the right to require the Fund to repurchase Shares. The Shares are not listed on any securities exchange and no public market for Shares exists, and none is expected to develop in the future. Consequently, the Fund is not a liquid investment and shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their Shares by the Fund. The Adviser intends to recommend that, in normal market circumstances, the Board conduct repurchase offers of no more than 25% of the Fund’s net assets quarterly on or about each January 1, April 1, July 1 and October 1.

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued)
October 31, 2025

9.	Shareholder Transactions (continued)

During the period ended October 31, 2025, the Fund conducted the following repurchase offers:

			Class I		Class A
Tender Offer Filing Date	Tender Offer Pricing Date	Offer Percentage	Shares Redeemed	Dollars Redeemed	Shares Redeemed	Dollars Redeemed
7/1/2025	9/30/2025	25%	0	$0	0	$0
10 /2/2025*	12/31/2025	25%	4,000	-	0	$0

*The Fund filed a tender offer with the SEC on October 2, 2025. In the filing, the Fund offered to repurchase up to 25% of its issued and outstanding Shares at a price equal to the net asset value of each Class of Shares as of December 31, 2025. As of the close of the Tender Offer window on October 31, 2025, 4,000 Class I Shares were tendered for repurchase. The dollar amount redeemed for those Class I Shares will be determined on the tender offer pricing date on December 31, 2025. No Class A Shares were offered for tender.

Transactions to the Shares were as follows:

	Fiscal Period Ended October 31, 2025
	Shares	Amount
Shares Sold
Class I	6,009,671	$150,250,000
Class A	72,400	1,891,383
Net Increase in Shares/Net Assets	6,082,071	$152,141,383

10.	Segment Reporting

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Adviser’s Senior Management act as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund's single investment objective which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued)
October 31, 2025

11.	Commitments and Contingencies

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representation and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

12.	Subsequent Events

Subsequent events after the date of these financial statements have been evaluated through the date the financial statements were issued, and confirmed that the only subsequent events requiring disclosure were as follows:

During the period November 1, 2025 through December 26, 2025, the Fund processed capital contributions of $405,000 of which $355,000 were recorded as “receivable for fund shares sold” at year end. No withdrawals were processed during the period.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of SEG Partners Long/Short Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SEG Partners Long/Short Equity Fund (the "Fund") as of October 31, 2025, the related statements of operations and changes in net assets for the period from April 1, 2025 (commencement of operations) through October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations and the changes in its net assets for the period from April 1, 2025 (commencement of operations) through October 31, 2025, and the financial highlights for each of the periods indicated therein are in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

New York, New York

December 26, 2025

We have served as the Fund’s auditor since 2025.

www.pwc.com/us	PricewaterhouseCoopers LLP
300 Madison Avenue, New York, NY 10017
+1 (646) 471 3000

SEG Partners Long/Short Equity Fund
Additional Information
October 31, 2025 (Unaudited)

Independent Trustees

Name, Address (1) and Year of Birth	Position(s) Held with Registrant	Term of Office (2) and Length Served*	Principal Occupation(s) during past 5 years and other directorships held by the Trustee (3)	Number of Portfolios in Fund Complex Overseen by Trustee (4)
Jon Morgan (1963)	Chairman and Trustee	Since Inception	Managing Member of Sound Fund Advisors LLC. Independent Director: OHA Senior Private Lending Fund (U) LLC (2022 – present); T.Rowe Price OHA Flexible Credit Income Fund (2024 – present); Angel Oak Mortgage, Inc. (Jan 2022 – present).	1
Kristen Leopold (1967)	Trustee	Since Inception	Founder of KL Associates, LLC (hedge fund consulting) (2022-present); Chief Financial Officer of WFL Real Estate Services, LLC (2007-2022). Independent Director: Blackstone Alternative Investment Funds (1 portfolio)(2013 – present); Macquarie Asset Management/Central Park Group Suite of Funds (10 Current Portfolios)(2007 – present); Constitution Capital Access Fund, LLC (2022 – present)	1
Maureen O’Toole (1957)	Trustee	Since Inception	Retired (2023 – present); Managing Director, Head of Americas Investor Development Group of Actis LLP (investment management)(2019 – 2023). Independent Director: Bridge Investment Group Industrial REIT (2023 – present); ALTI Private Equity Access and Commitments Fund (2023 – present); AOG Institutional Fund (2023 – present). North Haven Private Assets Fund 2024-present	1

SEG Partners Long/Short Equity Fund
Additional Information (continued)
October 31, 2025 (Unaudited)

Interested Trustee and officers

Name, Address (1) and Year of Birth	Position(s) Held with Registrant	Term of Office (2) and Length Served*	Principal Occupation(s) during past 5 years and other directorships held by the Trustee (3)	Number of Portfolios in Fund Complex Overseen by Trustee or Officer (4)
Matthew Stadtmauer(5) (1973)	Interested Trustee, President and Principal Executive Officer	Since Inception	Head of Private Wealth at Select Equity Group, LP (2019 – present)	N/A
Jennifer Vinsonhaler (1967)	Vice President	Since Inception	Principal and Chief Compliance Officer at Select Equity Group, LP (2000 – present), Director of Select Equity Group UCITS ICAV	N/A
Troy Statczar(6) (1971)	Treasurer, Principal Financial Officer and Principal Accounting Officer	Since Inception	Director, Fund Officers since 2023; Senior Director, Foreside Treasurer Services since 2020–Foreside Financial Group	N/A
Andrew Jones(6) (1994)	Chief Compliance Officer	Since Inception	Senior Principal Consultant, (since April 2024), Principal Consultant, Fund Officers (2022 – 2024), Associate Director and Due Diligence Manager, Fund Officers at ACA Group (2019 – 2022).	N/A
Tracy Thomas (1977)	Secretary	Since Inception

Senior Deputy General Counsel at Select Equity Group, LP (2024 – Present); Deputy General Counsel at Select Equity Group, LP (2018 – 2024); Associate General Counsel at Select Equity Group, LP

(2013 – 2018).

N/A

1	Unless otherwise indicated, the mailing address for each Trustee and Officer is 380 Lafayette St, New York, NY 10003.

2	Each Trustee and Officer serves an indefinite term, until his or her successor is elected.

3	Includes any company with a class of securities registered pursuant to Section 12 of the Exchange Act or subject to the requirements of Section 15(d) of the Exchange Act or any company registered under the Investment Company Act.

4	The Fund Complex consists of the Fund.

5	Mr. Stadtmauer is considered an “Interested” Trustee as defined in the Investment Company Act because of his position with the Fund’s investment adviser.

6	Mr. Statczar’s and Mr. Jones’s address is Foreside Fund Officer Services, LLC, 3 Canal Plaza, Suite 100, Portland, ME 04101.

SEG Partners Long/Short Equity Fund
Additional Information (continued)
October 31, 2025 (Unaudited)

N-PORT

The Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (“SEC”) on Form N-PORT. The Fund’s Form N-PORT will be available without charge by visiting the SEC’s website at www.sec.gov.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12-month period ended June 30, are available to shareholders without charge, upon request by calling the Adviser toll free at 1-844-536-2990 or on the SEC’s website at www.sec.gov.

Availability of Fund Updates

The Fund updates performance and certain other material information as necessary from time to time on its website at https://www.selectequity.com/funds/. Investors and others are advised to check the website for updated performance information and other material information about the Fund. References herein to the Fund’s website are intended to allow investors public access to information regarding the Fund and are not intended to, incorporate the Fund’s website in this report.

Forward-Looking Statements

This report contains "forward-looking statements,'' which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as "may'', "will'', "believe'', "attempt'', "seem'', "think'', "ought'', "try'' and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

SEG Partners Long/Short Equity Fund
Additional Information (continued)
October 31, 2025 (Unaudited)

Privacy Policy

The Fund adopts the following privacy policy in order to safeguard the personal information of its consumers and customers in accordance with SEC Regulation S- P, 17 CFR 284.30

Commitment to Consumer Privacy

The Fund recognizes and respects the privacy expectations of each of our customers and believes that the confidentiality and protection of consumer information is one of our fundamental responsibilities. The Fund is committed to maintaining the confidentiality, integrity and security of the customers’ personal information and will handle personal consumer and customer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations. The Fund will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that unauthorized access to, or use of, customer records or information is protected against.

Collection and Disclosure of Shareholder Information

Consumer information collected by, or on behalf of, the Fund generally consists of the following:

▪	Information received from consumers or customers on or in applications or other forms, correspondence, or conversations, including, but not limited to, their name, address, phone number, social security number, assets, income and date of birth; and

▪	Information about transactions with us, our affiliates, or others, including, but not limited to, shareholder account numbers and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former consumers or customers to nonaffiliated third parties, except as permitted by law. For example, as the Fund has no employees, it conducts its business affairs through third parties that provide services pursuant to agreements with the Fund (as well as through its officers and trustees).

Security of Consumer and Customer Information

The Fund will determine that the policies and procedures of its affiliates and service providers are reasonably designed to safeguard customer information and require only appropriate and authorized access to, and use of, customer information through the application of appropriate administrative, technical, physical, and procedural safeguards that comply with applicable federal standards and regulations. The Fund directs each of its service providers to adhere to the Fund’s privacy policy and to their respective privacy policies with respect to all customer information of the Fund and to take all actions reasonably necessary so that the Fund is in compliance with the provisions of 17 CFR 248.30, including, as applicable, the development and delivery of initial and annual privacy notices and maintenance of appropriate and adequate records. The Fund will require its service providers to restrict access to nonpublic personal information about customers to those employees who need to know that information to provide products or services to customers.

The Fund may require its service providers to provide periodic reports to the Board of Trustees outlining their privacy policies and implementation and promptly report to the Fund any material changes to their privacy policy before, or promptly after, their adoption.

SEG Partners Long/Short Equity Fund
Additional Information (continued)
October 31, 2025 (Unaudited)

SEG Partners Long/Short Equity Fund

Investment Manager

Select Equity Group, L.P.

380 Lafayette Street

New York, New York 10003

Custodian

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53212

Administrator and Accounting Agent

U.S. Bank Global Fund Services

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53212

Legal Counsel

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue,

New York, New York 10017

Principal Underwriter and Distributor

ACA

190 Middle Street, Suite 301

Portland, Maine 04101

(b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer (the “Code of Ethics”). During the period covered by this report, no amendments were made to the provisions of the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees (“Board”) has determined that the registrant does not have an audit committee financial expert. The Board has concluded that the audit committee members, as a group, are sufficiently experienced in matters related to financial reporting to perform the functions necessary under the Audit Committee Charter.

Item 4. Principal Accountant Fees and Services.

PWC., billed the Fund aggregate fees for services rendered to the Fund for the fiscal year as follows:

	10/31/2025	10/31/2024
(a) Audit Fees	$85,000	N/A
(b) Audit-Related Fees	$0	N/A
(c) Tax Fees	$78,250	N/A
(d) All Other Fees	$0	N/A

(e)(1) The Audit Committee pre-approves, to the extent required by applicable regulations (including paragraph (c)(7) of Rule 2-01 of Regulation S-X), (i) all audit and permitted non-audit services rendered by the independent accountants to the registrant and (ii) all non-audit services rendered by the independent accountants to the registrant’s investment adviser and to certain affiliates of the investment adviser.

(e)(2) The percentage of fees billed by PWC, Ltd, applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	10/31/2025	10/31/2024
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC., for the fiscal periods were $0 and $0.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 1(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

(a) Not applicable since the fund invests exclusively in non-voting securities.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

The following individuals share primary responsibility for managing the Fund and have served as portfolio managers since the inception of the Fund.

The personnel of the Adviser who currently have primary responsibility for the day-to-day management of the Fund’s portfolio (the “Portfolio Management Team”) are:

George S. Loening. George is the Chairman of the Investment Adviser and served in the same position at SEGI and SOA, which he founded in 1990 and 2001, respectively. Mr. Loening has a B.A. from Columbia University.

Joseph Tennant. Joseph is an Associate Portfolio Manager of the Partnership. Mr. Tennant joined the Investment Adviser in September 2016. Prior to joining the Investment Adviser, Mr. Tennant was an Associate at Berkshire Partners. Prior to Berkshire Partners, he was an Analyst in the Restructuring & Reorganization Group at Blackstone. Mr. Tennant received a B.S. from the University of Pennsylvania (summa cum laude).

Michael O’Reilly. Michael is an Associate Portfolio Manager for the Partnership. Mr. O’Reilly joined the Investment Adviser in January 2008. Prior to joining the Investment Adviser’s Research team, Mr. O’Reilly served as a Strategist and Business Analyst for the Investment Adviser’s Trading team. Prior to joining the Investment Adviser, he was Director at Trader Forum, a membership group for buyside equity traders owned by Institutional Investor, from 2001 to 2007. Prior to working at Trader Forum, he was a journalist for several trading publications. Mr. O’Reilly received a B.A. from Fordham University.

Other Accounts Managed

As of October 31, 2025, the portfolio managers of the Fund were responsible for the management of the following other accounts (in addition to the Fund):

George S. Loening

	Other Accounts Managed		Other Accounts Managed Subject to a Performance Fee
Account Type	Number of Accounts	Assets Under Management	Number of Accounts	Assets Under Management
Registered Investment Companies	-	-	-	-
Other Pooled Investment Vehicles	8	7,228,207,623	8	7,228,207,623
Other Accounts	738	3,382,351,872	73	897,945,263

Joesph Tennant

	Other Accounts Managed		Other Accounts Managed Subject to a Performance Fee
Account Type	Number of Accounts	Assets Under Management	Number of Accounts	Assets Under Management
Registered Investment Companies	-	-	-	-
Other Pooled Investment Vehicles	6	5,726,638,908	6	5,726,638,908
Other Accounts	4	847,244,791	3	707,578,551

Michael O’Reilly

	Other Accounts Managed		Other Accounts Managed Subject to a Performance Fee
Account Type	Number of Accounts	Assets Under Management	Number of Accounts	Assets Under Management
Registered Investment Companies	-	-	-	-
Other Pooled Investment Vehicles	6	5,703,608,026	6	5,703,608,026
Other Accounts	1	158,789,840	1	158,789,840

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed Herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEG Partners Long/Short Equity Fund

By (Signature and Title)*	/s/ Matthew Stadtmauer
Matthew Stadtmauer, President and Principal Executive Officer

Date	1/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew Stadtmauer
Matthew Stadtmauer, President and Principal Executive Officer

Date	1/5/2026

By (Signature and Title)*	/s/ Troy Statczar
Troy Statczar, Principal Financial Officer

Date	1/5/2026

* Print the name and title of each signing officer under his or her signature.